Submission	Feb. 05, 2026
Submission [Line Items]
Central Index Key	0000829323
Registrant Name	INUVO, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Inuvo, Inc.